Note 7 - Risk Management -Internal Rating and Probability of Default (Details)	12 Months Ended
Dec. 31, 2019
External Rating [Member] | Standard & Poors [Member] | AAA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AAA
External Rating [Member] | Standard & Poors [Member] | AA Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AA+
External Rating [Member] | Standard & Poors [Member] | AA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AA
External Rating [Member] | Standard & Poors [Member] | AA Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AA-
External Rating [Member] | Standard & Poors [Member] | A Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	A+
External Rating [Member] | Standard & Poors [Member] | A
Disclosure Of External Credit Exposures Line Items
Abridged Scale	A
External Rating [Member] | Standard & Poors [Member] | A Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	A-
External Rating [Member] | Standard & Poors [Member] | BBB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BBB+
External Rating [Member] | Standard & Poors [Member] | BBB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BBB
External Rating [Member] | Standard & Poors [Member] | BBB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BBB-
External Rating [Member] | Standard & Poors [Member] | BB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BB+
External Rating [Member] | Standard & Poors [Member] | BB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BB
External Rating [Member] | Standard & Poors [Member] | BB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BB-
External Rating [Member] | Standard & Poors [Member] | B Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	B+
External Rating [Member] | Standard & Poors [Member] | B
Disclosure Of External Credit Exposures Line Items
Abridged Scale	B
External Rating [Member] | Standard & Poors [Member] | B Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	B-
External Rating [Member] | Standard & Poors [Member] | CCC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CCC+
External Rating [Member] | Standard & Poors [Member] | CCC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CCC
External Rating [Member] | Standard & Poors [Member] | CCC Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CCC-
External Rating [Member] | Standard & Poors [Member] | CC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CC+
External Rating [Member] | Standard & Poors [Member] | CC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CC
Internat Rating [Member] | Reduced Scale [Member] | AAA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AAA
Internat Rating [Member] | Reduced Scale [Member] | AA Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AA+
Internat Rating [Member] | Reduced Scale [Member] | AA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AA
Internat Rating [Member] | Reduced Scale [Member] | AA Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AA-
Internat Rating [Member] | Reduced Scale [Member] | A Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	A+
Internat Rating [Member] | Reduced Scale [Member] | A
Disclosure Of External Credit Exposures Line Items
Abridged Scale	A
Internat Rating [Member] | Reduced Scale [Member] | A Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	A-
Internat Rating [Member] | Reduced Scale [Member] | BBB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BBB+
Internat Rating [Member] | Reduced Scale [Member] | BBB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BBB
Internat Rating [Member] | Reduced Scale [Member] | BBB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BBB-
Internat Rating [Member] | Reduced Scale [Member] | BB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BB+
Internat Rating [Member] | Reduced Scale [Member] | BB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BB
Internat Rating [Member] | Reduced Scale [Member] | BB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BB-
Internat Rating [Member] | Reduced Scale [Member] | B Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	B+
Internat Rating [Member] | Reduced Scale [Member] | B
Disclosure Of External Credit Exposures Line Items
Abridged Scale	B
Internat Rating [Member] | Reduced Scale [Member] | B Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	B-
Internat Rating [Member] | Reduced Scale [Member] | CCC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CCC+
Internat Rating [Member] | Reduced Scale [Member] | CCC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CCC
Internat Rating [Member] | Reduced Scale [Member] | CCC Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CCC-
Internat Rating [Member] | Reduced Scale [Member] | CC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CC+
Internat Rating [Member] | Reduced Scale [Member] | CC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CC
Internat Rating [Member] | Reduced Scale [Member] | Below Rating Scale
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CC-
Probability of Default [Member] | Average [Member] | AAA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1
Probability of Default [Member] | Average [Member] | AA Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2
Probability of Default [Member] | Average [Member] | AA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	3
Probability of Default [Member] | Average [Member] | AA Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	4
Probability of Default [Member] | Average [Member] | A Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	5
Probability of Default [Member] | Average [Member] | A
Disclosure Of External Credit Exposures Line Items
Abridged Scale	8
Probability of Default [Member] | Average [Member] | A Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	10
Probability of Default [Member] | Average [Member] | BBB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	14
Probability of Default [Member] | Average [Member] | BBB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	20
Probability of Default [Member] | Average [Member] | BBB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	31
Probability of Default [Member] | Average [Member] | BB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	51
Probability of Default [Member] | Average [Member] | BB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	88
Probability of Default [Member] | Average [Member] | BB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	150
Probability of Default [Member] | Average [Member] | B Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	255
Probability of Default [Member] | Average [Member] | B
Disclosure Of External Credit Exposures Line Items
Abridged Scale	441
Probability of Default [Member] | Average [Member] | B Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	785
Probability of Default [Member] | Average [Member] | CCC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,191
Probability of Default [Member] | Average [Member] | CCC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,500
Probability of Default [Member] | Average [Member] | CCC Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,890
Probability of Default [Member] | Average [Member] | CC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2,381
Probability of Default [Member] | Average [Member] | CC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	3,000
Probability of Default [Member] | Average [Member] | Below Rating Scale
Disclosure Of External Credit Exposures Line Items
Abridged Scale	3,780
Probability of Default [Member] | Minimum [Member] | AAA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	0
Probability of Default [Member] | Minimum [Member] | AA Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2
Probability of Default [Member] | Minimum [Member] | AA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	3
Probability of Default [Member] | Minimum [Member] | AA Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	4
Probability of Default [Member] | Minimum [Member] | A Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	5
Probability of Default [Member] | Minimum [Member] | A
Disclosure Of External Credit Exposures Line Items
Abridged Scale	6
Probability of Default [Member] | Minimum [Member] | A Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	9
Probability of Default [Member] | Minimum [Member] | BBB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	11
Probability of Default [Member] | Minimum [Member] | BBB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	17
Probability of Default [Member] | Minimum [Member] | BBB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	24
Probability of Default [Member] | Minimum [Member] | BB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	39
Probability of Default [Member] | Minimum [Member] | BB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	67
Probability of Default [Member] | Minimum [Member] | BB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	116
Probability of Default [Member] | Minimum [Member] | B Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	194
Probability of Default [Member] | Minimum [Member] | B
Disclosure Of External Credit Exposures Line Items
Abridged Scale	335
Probability of Default [Member] | Minimum [Member] | B Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	581
Probability of Default [Member] | Minimum [Member] | CCC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,061
Probability of Default [Member] | Minimum [Member] | CCC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,336
Probability of Default [Member] | Minimum [Member] | CCC Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,684
Probability of Default [Member] | Minimum [Member] | CC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2,121
Probability of Default [Member] | Minimum [Member] | CC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2,673
Probability of Default [Member] | Minimum [Member] | Below Rating Scale
Disclosure Of External Credit Exposures Line Items
Abridged Scale	3,367
Probability of Default [Member] | Maximun [Member] | AAA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2
Probability of Default [Member] | Maximun [Member] | AA Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	3
Probability of Default [Member] | Maximun [Member] | AA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	4
Probability of Default [Member] | Maximun [Member] | AA Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	5
Probability of Default [Member] | Maximun [Member] | A Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	6
Probability of Default [Member] | Maximun [Member] | A
Disclosure Of External Credit Exposures Line Items
Abridged Scale	9
Probability of Default [Member] | Maximun [Member] | A Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	11
Probability of Default [Member] | Maximun [Member] | BBB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	17
Probability of Default [Member] | Maximun [Member] | BBB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	24
Probability of Default [Member] | Maximun [Member] | BBB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	39
Probability of Default [Member] | Maximun [Member] | BB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	67
Probability of Default [Member] | Maximun [Member] | BB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	116
Probability of Default [Member] | Maximun [Member] | BB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	194
Probability of Default [Member] | Maximun [Member] | B Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	335
Probability of Default [Member] | Maximun [Member] | B
Disclosure Of External Credit Exposures Line Items
Abridged Scale	581
Probability of Default [Member] | Maximun [Member] | B Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,061
Probability of Default [Member] | Maximun [Member] | CCC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,336
Probability of Default [Member] | Maximun [Member] | CCC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,684
Probability of Default [Member] | Maximun [Member] | CCC Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2,121
Probability of Default [Member] | Maximun [Member] | CC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2,673
Probability of Default [Member] | Maximun [Member] | CC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	3,367
Probability of Default [Member] | Maximun [Member] | Below Rating Scale
Disclosure Of External Credit Exposures Line Items
Abridged Scale	4,243